(Loss)/Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
(Loss)/Earnings Per Share [Abstract]
Schedule of Basic and Diluted (Loss)/Earnings Per Share

Basic and diluted (loss)/earnings per share for the periods presented were calculated as follows:

	For the Six Months Ended June 30,
	2026	2025

Numerator:
Net (loss)/income attributable to the Company’s ordinary shareholders (U$’000)
Basic	(55,518)	30,253
Diluted	(55,518)	30,253

Denominator:
Weighted-average number of ordinary shares used to compute net income per share
Basic	166,916,728	163,186,914
Diluted	166,916,728	168,569,206

Basic and diluted (loss)/earnings per share ($)
Basic	(0.33)	0.19
Diluted	(0.33)	0.18